Financing Receivable, Net - Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing receivables credit quality indicator
Total financing receivables	¥ 5,652,471	¥ 4,785,033
Installment Purchase Loans
Financing receivables credit quality indicator
Total financing receivables	584,672	917,797
Personal Installment Loans
Financing receivables credit quality indicator
Total financing receivables	5,067,799	¥ 3,867,236
ASC 326 | Installment Purchase Loans
Financing receivables credit quality indicator
Loans originated in 2017	113
Loans originated in 2018	22,255
Loans originated in 2019	112,450
Loans originated in 2020	449,854
Total financing receivables	584,672
ASC 326 | Installment Purchase Loans | Risk Level A
Financing receivables credit quality indicator
Loans originated in 2017	32
Loans originated in 2018	9,128
Loans originated in 2019	38,554
Loans originated in 2020	165,595
Total financing receivables	213,309
ASC 326 | Installment Purchase Loans | Risk Level B
Financing receivables credit quality indicator
Loans originated in 2017	23
Loans originated in 2018	6,454
Loans originated in 2019	29,391
Loans originated in 2020	107,029
Total financing receivables	142,897
ASC 326 | Installment Purchase Loans | Risk Level C
Financing receivables credit quality indicator
Loans originated in 2017	39
Loans originated in 2018	3,877
Loans originated in 2019	25,966
Loans originated in 2020	100,172
Total financing receivables	130,054
ASC 326 | Installment Purchase Loans | Risk Level D
Financing receivables credit quality indicator
Loans originated in 2017	13
Loans originated in 2018	2,291
Loans originated in 2019	16,737
Loans originated in 2020	70,179
Total financing receivables	89,220
ASC 326 | Installment Purchase Loans | Risk Level E
Financing receivables credit quality indicator
Loans originated in 2017	1
Loans originated in 2018	90
Loans originated in 2019	548
Loans originated in 2020	2,505
Total financing receivables	3,144
ASC 326 | Installment Purchase Loans | Risk Level F
Financing receivables credit quality indicator
Loans originated in 2017	5
Loans originated in 2018	415
Loans originated in 2019	1,254
Loans originated in 2020	4,373
Total financing receivables	6,047
ASC 326 | Installment Purchase Loans | Risk Level N and Others
Financing receivables credit quality indicator
Loans originated in 2020	1
Total financing receivables	1
ASC 326 | Personal Installment Loans
Financing receivables credit quality indicator
Loans originated in 2017	2,022
Loans originated in 2018	33,257
Loans originated in 2019	249,540
Loans originated in 2020	4,782,980
Total financing receivables	5,067,799
ASC 326 | Personal Installment Loans | Risk Level A
Financing receivables credit quality indicator
Loans originated in 2017	667
Loans originated in 2018	8,864
Loans originated in 2019	28,794
Loans originated in 2020	873,365
Total financing receivables	911,690
ASC 326 | Personal Installment Loans | Risk Level B
Financing receivables credit quality indicator
Loans originated in 2017	457
Loans originated in 2018	7,488
Loans originated in 2019	31,108
Loans originated in 2020	931,876
Total financing receivables	970,929
ASC 326 | Personal Installment Loans | Risk Level C
Financing receivables credit quality indicator
Loans originated in 2017	627
Loans originated in 2018	7,563
Loans originated in 2019	57,490
Loans originated in 2020	1,261,182
Total financing receivables	1,326,862
ASC 326 | Personal Installment Loans | Risk Level D
Financing receivables credit quality indicator
Loans originated in 2017	177
Loans originated in 2018	5,200
Loans originated in 2019	73,001
Loans originated in 2020	1,181,795
Total financing receivables	1,260,173
ASC 326 | Personal Installment Loans | Risk Level E
Financing receivables credit quality indicator
Loans originated in 2017	13
Loans originated in 2018	239
Loans originated in 2019	6,859
Loans originated in 2020	190,602
Total financing receivables	197,713
ASC 326 | Personal Installment Loans | Risk Level F
Financing receivables credit quality indicator
Loans originated in 2017	49
Loans originated in 2018	1,348
Loans originated in 2019	27,267
Loans originated in 2020	328,597
Total financing receivables	357,261
ASC 326 | Personal Installment Loans | Risk Level N and Others
Financing receivables credit quality indicator
Loans originated in 2017	32
Loans originated in 2018	2,555
Loans originated in 2019	25,021
Loans originated in 2020	15,563
Total financing receivables	¥ 43,171